Related Party Note Payable (Details Narrative) - USD ($)				1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 08, 2023	Aug. 10, 2022	May 31, 2023	Aug. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Aug. 09, 2023	May 09, 2023
Issuance of debt			$ 5,000,000.0	$ 3,000,000.0	$ 5,000,000.0
Debt instrument, description	The September 2023 Offering closed on September 13, 2023. The Pre-Funded Warrants are exercisable at any time after the date of issuance and have no expiration date. The holder of Pre-Funded Warrants may not exercise the warrants if the holder, together with its affiliates, would beneficially own more than 4.99% (or, at the election of the holder, 9.99%) of the number of shares of common stock outstanding immediately after giving effect to such exercise.	The WFIA Pre-Funded Warrants have no expiration date and are exercisable immediately at an exercise price of
Interest expense						$ 237,500	$ 104,838	$ 677,500	$ 104,838	$ 292,339
Issuance of debt				3,000,000.0
Debt principal amount	$ 3,000,000.0			$ 8,000,000.0		3,000,000.0		3,000,000.0		5,000,000.0		$ 8,000,000.0
Warrants and Rights Outstanding	$ 38,018,839					$ 38,018,839		$ 38,018,839		$ 23,822,907
Class of Warrant or Right, Outstanding	1,388,879					1,388,879		1,388,879		250,000
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.002
Capital contribution						$ 1,862,735		$ 1,862,735
WFIA Pre Funded Warrants [Member]
Class of Warrant or Right, Outstanding		341,912
WFIA Pre Funded Warrants [Member] | Note Conversion Agreement Axis [Member]
Debt principal amount		$ 5,000,000.0
Warrants and Rights Outstanding		$ 5,812,500
Class of Warrant or Right, Outstanding		341,912
[custom:ClassOfWarrantOrRightFairValuePerWarrants-0]		$ 17.00
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 11.55
Werth Family Investment Associates LLC [Member]
Issuance of debt			$ 5,000,000		$ 5,000,000.0			$ 3,000,000.0		$ 5,000,000
Unsecured interest percentage			15.00%								15.00%
Debt instrument, description		The WFIA Pre-Funded Warrants have no expiration date and are exercisable immediately at an exercise price of	Outstanding principal and all accrued and unpaid interest are due and payable on August 8, 2025, or 120 days following written demand made by WFIA during the first five business days of a calendar quarter beginning April 1, 2023.		The remaining outstanding principal of the note of $3.0 million and all accrued and unpaid interest are due and payable on August 8, 2025, or 120 days following written demand made by WFIA during the first five business days of a calendar quarter.
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.002